FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]	We evaluated the derivative liability embedded in the series of convertible notes using the Black Scholes model to determine if an adjustment to the carrying value of the liability was required at December 31, 2017 using the following assumptions:

	March 2013	July 2013	Sept 2013	Jan 2014
	Notes	Notes	Notes	Notes

Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate of return	1.39%	1.53%	1.53%	1.76%
Expected life in years	0.25	0.5	0.7	1
Volatility	12.7%	42.4%	42.8%	41.8%

Fair Value Measurement Derivative Liabilities Disclosure [Table Text Block]
For the six months ended June 30, 2018, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at				Balance at
	December 31,	New	Change in		June 30,
	2017	Issuances	Fair Values	Reclassifications	2018

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$412,500	$-	$-	$(412,500)	$-
July 2013	183,334	-	-	(183,334)	-
September 2013	588,500	-	-	(588,500)	-
January 2014	100,835	-	-	(100,835)	-
Derivative instruments	$1,285,169	$-	$-	$(1,285,169)	$-

For the year ended December 31, 2017, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these financial statements.

	Balance at				Balance at
	December 31,	New	Change in		December 31,
	2016	Issuances	Fair Values	Reclassifications	2017

Level 3 -
Derivative liabilities from:
Conversion features
March 2013	$975,000	$-	$(562,500)	$-	$412,500
July 2013	433,334	-	(250,000)	-	183,334
September 2013	1,391,000	-	(802,500)	-	588,500
January 2014	247,503	-	(146,668)	-	100,835
Anti-dilution Protection
2016 Offering shares	190,000	-	(190,000)	-	-
2016 Offering warrants	990,000	-	(48,937)	(941,063)	-
Derivative instruments	$4,226,837	$-	$(2,000,605)	$(941,063)	$1,285,169